Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.62375%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$795,868.69

Principal:
Principal Collections	$15,870,264.22
Prepayments in Full	$7,165,071.05
Liquidation Proceeds	$184,461.06
Recoveries	$78,983.84
Sub Total	$23,298,780.17
Collections	$24,094,648.86

Purchase Amounts:
Purchase Amounts Related to Principal	$225,013.48
Purchase Amounts Related to Interest	$574.67
Sub Total	$225,588.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,320,237.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,320,237.01
Servicing Fee	$378,236.45	$378,236.45	$0.00	$0.00	$23,942,000.56
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,942,000.56
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,942,000.56
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,942,000.56
Interest - Class A-3 Notes	$211,706.06	$211,706.06	$0.00	$0.00	$23,730,294.50
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$23,588,462.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,588,462.83
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$23,531,488.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,531,488.16
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$23,489,108.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,489,108.58
Regular Principal Payment	$21,925,932.38	$21,925,932.38	$0.00	$0.00	$1,563,176.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,563,176.20
Residual Released to Depositor	$0.00	$1,563,176.20	$0.00	$0.00	$0.00
Total		$24,320,237.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,925,932.38
Total					$21,925,932.38
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,925,932.38	$58.08	$211,706.06	$0.56	$22,137,638.44	$58.64
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$21,925,932.38	$16.64	$452,891.98	$0.34	$22,378,824.36	$16.98

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$208,235,469.84	0.5516171	$186,309,537.46	0.4935352
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$395,675,469.84	0.3003594	$373,749,537.46	0.2837153

Pool Information
Weighted Average APR	2.260%	2.247%
Weighted Average Remaining Term	32.61	31.78
Number of Receivables Outstanding	31,841	31,048
Pool Balance	$453,883,743.71	$430,096,758.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$422,022,243.22	$400,096,310.84
Pool Factor	0.3174016	0.3007673

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$30,000,447.90
Targeted Overcollateralization Amount	$56,347,221.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,347,221.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$342,175.16
(Recoveries)		131	$78,983.84
Net Loss for Current Collection Period			$263,191.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6958%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5696%
Second Prior Collection Period			1.0948%
Prior Collection Period			0.3491%
Current Collection Period			0.7146%
Four Month Average (Current and Prior Three Collection Periods)			0.6820%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,685	$11,283,320.89
(Cumulative Recoveries)			$1,424,698.09
Cumulative Net Loss for All Collection Periods			$9,858,622.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6894%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,202.35
Average Net Loss for Receivables that have experienced a Realized Loss			$3,671.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	306	$5,463,944.04
61-90 Days Delinquent	0.17%	35	$728,083.41
91-120 Days Delinquent	0.08%	13	$341,134.30
Over 120 Days Delinquent	0.15%	31	$638,898.43
Total Delinquent Receivables	1.67%	385	$7,172,060.18

Repossession Inventory:
Repossessed in the Current Collection Period		20	$435,036.38
Total Repossessed Inventory		28	$570,066.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2645%
Prior Collection Period			0.2481%
Current Collection Period			0.2544%
Three Month Average			0.2557%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3971%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer